Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

Basic and diluted net loss per share for the years ended December 31, 2023 and 2024 are calculated as follows:

	Years ended December 31,
	2023	2024
Numerator:
Net loss attributable to ordinary shareholders	$(4,400)	$(3,019)
Denominator:
Weighted average number of ordinary shares outstanding – basic and diluted (in thousands)	71,567	71,567
Net loss per share – basic and diluted	$(0.06)	$(0.04)